Summary of Significant Accounting Policies - Schedule of basic and diluted net income per share (FY) (Details) - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Denominator:
Weighted-average shares outstanding	5,193,750	5,193,750	5,193,750	5,193,750	4,166,586	5,193,750
Weighted-average shares outstanding	5,193,750	5,193,750	5,193,750	5,193,750	4,166,586	5,193,750
Basic and diluted net income per share	$ 0.14	$ 0.05	$ 0.09	$ 0.2	$ 0.06	$ 0.3
Common stock subject to possible redemption [Member]
Numerator:
Allocation of net income	$ 134,623	$ 951,832	$ 814,341	$ 3,863,799	$ 45,224	$ 5,627,425
Denominator:
Weighted-average shares outstanding	974,132	18,975,000	8,830,864	18,975,000	738,327	18,975,000
Weighted-average shares outstanding	974,132	18,975,000	8,830,864	18,975,000	738,327	18,975,000
Basic and diluted net income per share	$ 0.14	$ 0.05	$ 0.09	$ 0.2	$ 0.06	$ 0.3
Common Stock [Member]
Numerator:
Allocation of net income	$ 717,766	$ 260,531	$ 478,943	$ 1,057,581	$ 255,209	$ 1,540,313
Denominator:
Weighted-average shares outstanding	5,193,750	5,193,750	5,193,750	5,193,750	4,166,586	5,193,750
Weighted-average shares outstanding					4,166,586	5,193,750
Basic and diluted net income per share	$ 0.14	$ 0.05	$ 0.09	$ 0.2	$ 0.06